Accrued Expenses	12 Months Ended
Dec. 31, 2020
Accrued Expenses
(8) Accrued Expenses
The following is a summary of accrued expenses at December 31, 2020 and 2019:

	2020	2019
Payroll	$17,034	$20,223
Interest	33,583	32,734
Insurance benefits	12,499	11,554
Accrued variable lease and contract expense	19,274	12,559
Stock-based compensation	11,589	23,297
Other	11,309	6,858

	$105,288	$107,225

LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Accrued Expenses
(4) Accrued Expenses
The following is a summary of accrued expenses at December 31, 2020 and 2019:

	2020	2019
Payroll	$17,034	$20,223
Interest	33,583	32,734
Accrued variable lease and contract expense	19,274	12,559
Stock-based compensation	11,589	23,297
Other	16,998	12,453

	$98,478	$101,266